Earnings per share - Diluted (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [line items]
Net Income (Loss) for the period attributed to Controlling shareholders'	R$ (3,770,198)	R$ 5,073,127	R$ (3,554,806)	R$ 10,310,498
Weighted average number of shares during the period (except treasury shares) – in thousands			1,284,357	1,309,230
Average number of potential shares (stock options) - in thousands				487
Weighted average number of shares (diluted) – in thousands			1,284,357	1,309,717
Diluted earnings (loss) per common share – R$	R$ (2.93809)	R$ 3.90397	R$ (2.76777)	R$ 7.87231